Deposits	12 Months Ended
Dec. 31, 2013
Deposits
23 Deposits

	2013				2012
end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	4,738	4,335	9,073		8,282	4,521	12,803
Interest-bearing demand deposits	141,078	26,294	167,372		132,393	24,976	157,369
Savings deposits	63,583	26	63,609		60,103	44	60,147
Time deposits	15,358	100,785	116,143	[1]	10,786	98,221	109,007	[1]
Total deposits	224,757	131,440	356,197	[2]	211,564	127,762	339,326	[2]
of which due to banks	–	–	23,108		–	–	31,014
of which customer deposits	–	–	333,089		–	–	308,312
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 116,106 million and CHF 108,887 million as of December 31, 2013 and 2012, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2013 and 2012 were CHF 18 million and CHF 67 million, respectively, of overdrawn deposits reclassified as loans.

Bank
Deposits
22 Deposits

	2013				2012
end of	Switzer- land	Foreign	Total		Switzer- land	Foreign	Total
Deposits (CHF million)
Non-interest-bearing demand deposits	4,735	4,336	9,071		8,282	4,521	12,803
Interest-bearing demand deposits	137,274	27,169	164,443		129,352	25,713	155,065
Savings deposits	55,637	26	55,663		52,534	44	52,578
Time deposits	14,655	101,166	115,821	[1]	8,965	98,853	107,818	[1]
Total deposits	212,301	132,697	344,998	[2]	199,133	129,131	328,264	[2]
of which due to banks	–	–	23,147		–	–	30,574
of which customer deposits	–	–	321,851		–	–	297,690
The designation of deposits in Switzerland versus foreign deposits is based upon the location of the office where the deposit is recorded.
1
Included CHF 115,792 million and CHF 107,705 million as of December 31, 2013 and 2012, respectively, of the Swiss franc equivalent of individual time deposits greater than USD 100,000 in Switzerland and foreign offices.

2 Not included as of December 31, 2013 and 2012 were CHF 18 million and CHF 67 million, respectively, of overdrawn deposits reclassified as loans.